Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Property and Equipment
Schedule of major classes of property and equipment

	June 30,	September 30,
	2014	2014
Office equipment	$1,449	$1,631
Computer equipment	7,726	9,310
Furniture and fixtures	2,317	2,357
Software	4,963	4,978
Leasehold improvements	6,059	6,106
Time clocks rented by clients	2,360	2,460
	24,874	26,842
Accumulated depreciation	(11,749)	(12,804)
Property and equipment, net	$13,125	$14,038

	Year ended June 30,
	2013	2014
Office equipment	$1,350	$1,449
Computer equipment	4,665	7,726
Furniture and fixtures	1,433	2,317
Automobiles	36	—
Software	3,791	4,963
Leasehold improvements	3,917	6,059
Time clocks rented by clients	1,649	2,360
	16,841	24,874
Accumulated depreciation and amortization	(8,255)	(11,749)
Property and equipment, net	$8,586	$13,125